Note 7 - Investment Securities Available for Sale (Details Textual) Pure in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions	0
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Excluding Accrued Interest	$ 0	$ 0